Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Current assets:
Cash and cash equivalents	$ 215,012	$ 105,947
Trade receivables, net of allowances	70,886	52,623
Inventories	130,070	115,391
Prepaid expenses	8,367	6,037
Other current assets	360	10,592
Total current assets	424,695	290,590
Property, plant and equipment, net	261,774	208,694
Goodwill	951,390	944,298
Intangible assets, net	292,374	342,418
Other assets	1,623	2,263
Total assets	1,931,856	1,788,263
Current liabilities:
Accounts payable	42,059	47,479
Accrued rebates	30,362	22,733
Accrued interest	1,103	13,578
Current portion of long-term debt obligations	0	8,304
Accrued expenses and other liabilities	50,516	47,903
Total current liabilities	124,040	139,997
Deferred income taxes	21,260	34,003
Finance lease obligations — less current portion	10,910	11,181
Long-term debt — less current portion	462,982	1,103,313
Other non-current liabilities	8,776	9,746
Total liabilities	627,968	1,298,240
Commitments and contingencies (Note 17)
Stockholders' equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at September 30, 2020 and September 30, 2019, respectively	0
Additional paid-in capital	1,587,208	652,493
Accumulated deficit	(283,475)	(162,578)
Total stockholders' equity	1,303,888	490,023
Total liabilities and stockholders' equity	1,931,856	1,788,263
Common Class A [Member]
Stockholders' equity:
Common stock	155	75
Total stockholders' equity	155	75
Common Class B [Member]
Stockholders' equity:
Common stock	0	33
Total stockholders' equity		$ 33